Loans Receivable and Allowance for Loan Losses (Tables)	12 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Summary of Loans by Segment

The following is a summary of loans by segments and the classes within those segments:

	March 31,
	2015	2014
	(In Thousands)
Real estate:
One- to four-family	$557,301	$526,670
Multi-family	35,410	21,565
Commercial	38,838	25,156
Construction	611	553
	632,160	573,944
Consumer:
Second mortgage	7,121	8,661
Passbook or certificate	602	758
Equity lines of credit	2,556	2,255
Other loans	70	60
	10,349	11,734
Total Loans	642,509	585,678
Loans in process	(533)	(207)
Net purchase premiums, discounts, and deferred loan costs	2,583	2,107
	2,050	1,900
Total Loans, Net	$644,559	$587,578

Allowance for Loan Losses

The change in the allowance for loan losses for the years ended March 31, 2015, 2014 and 2013 is as follows:

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-Family	Commercial	Construction	Equity Lines	and Other
	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Unallocated	Total
	(In Thousands)
At March 31, 2014:
Total allowance for loan losses	$2,460	$186	$224	$2	$45	$1	$153	$3,071
Charge-offs	(313)	—	—	—	—	—	—	(313)
Recoveries	—	—	—	—	—	—	—	—
Provision charged to operations	557	164	129	(1)	(3)	(1)	(128)	717
At March 31, 2015:
Total allowance for loan losses	$2,704	$350	$353	$1	$42	$—	$25	$3,475

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-Family	Commercial	Construction	Equity Lines	and Other
	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Unallocated	Total
	(In Thousands)
At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500
Charge-offs	(194)	(28)	—	—	—	—	—	(222)
Recoveries	16	—	—	—	—	—	—	16
Provision charged to operations	511	27	125	(3)	7	—	110	777
At March 31, 2014:
Total allowance for loan losses	$2,460	$186	$224	$2	$45	$1	$153	$3,071

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-Family	Commercial	Construction	Equity Lines	and Other
	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Unallocated	Total
	(In Thousands)
At March 31, 2012:
Total allowance for loan losses	$1,733	$193	$105	$4	$42	$1	$12	$2,090
Charge-offs	(402)	—	—	—	—	—	—	(402)
Recoveries	50	—	—	—	—	—	—	50
Provision charged to operations	746	(6)	(6)	1	(4)	—	31	762
At March 31, 2013:
Total allowance for loan losses	$2,127	$187	$99	$5	$38	$1	$43	$2,500

The following table presents the allocation of the allowance for loan losses and related loans by loan class at March 31, 2015 and 2014.

					Second	Passbook or
	One-to-Four				Mortgage and	Certificate
	Family	Multi-Family	Commercial	Construction	Equity Lines	and Other
March 31, 2015	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,704	350	353	1	42	—	25	3,475
Total	$2,704	$350	$353	$1	$42	$—	$25	$3,475
Loans:
Individually evaluated for impairment	$885	$784	$439	$—	$13	$—	$—	$2,121
Collectively evaluated for impairment	556,416	34,626	38,399	611	9,664	672	—	640,388
Total	$557,301	$35,410	$38,838	$611	$9,677	$672	$—	$642,509

					Second	Passbook or
	One-to-Four				Mortgage and	Certificate
	Family	Multi-Family	Commercial	Construction	Equity Lines	and Other
March 31, 2014	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Individually evaluated for impairment	$—	$—	$—	$—	$—	$—	$—	$—
Collectively evaluated for impairment	2,460	186	224	2	45	1	153	3,071
Total	$2,460	$186	$224	$2	$45	$1	$153	$3,071
Loans:
Individually evaluated for impairment	$387	$208	$247	$—	$—	$—	$—	$842
Collectively evaluated for impairment	526,283	21,357	24,909	553	10,916	818	—	584,836
Total	$526,670	$21,565	$25,156	$553	$10,916	$818	$—	$585,678

Aggregate Amount of Classified Loan Balances

Note 3 - Loans Receivable and allowance for loan losses (Continued)

The aggregate amount of classified loan balances are as follows at March 31, 2015 and 2014:

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-family	Commercial	Construction	Equity Lines	and Other	Total
March 31, 2015	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Loans
	(In Thousands)
Non-classified:	$551,681	$34,828	$38,399	$611	$9,585	$672	635,776
Classified:
Special mention	1,008	—	—	—	19	—	1,027
Substandard	4,612	582	439	—	73	—	5,706
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—
Total loans	$557,301	$35,410	$38,838	$611	$9,677	$672	$642,509

					Second	Passbook or
	One- to Four				Mortgage and	Certificate
	-Family	Multi-family	Commercial	Construction	Equity Lines	and Other	Total
March 31, 2014	Real Estate	Real Estate	Real Estate	Real Estate	of Credit	Loans	Loans
	(In Thousands)
Non-classified:	$520,172	$21,565	$24,909	$553	$10,848	$818	578,865
Classified:
Special mention	1,322	—	—	—	31	—	1,353
Substandard	5,176	—	247	—	37	—	5,460
Doubtful	—	—	—	—	—	—	—
Loss	—	—	—	—	—	—	—
Total loans	$526,670	$21,565	$25,156	$553	$10,916	$818	$585,678

Information with Respect to Nonaccrual Loans

The following table provides information with respect to our nonaccrual loans at March 31, 2015 and 2014.

	March 31,
	2015	2014
	(In Thousands)
Nonaccrual loans:
Real estate loans:
One- to four-family	$4,555	$4,848
Multi-family	581	—
Commercial	439	247
Consumer and other loans:
Second mortgage	73	37
Total nonaccrual loans	$5,648	$5,132

Information about Delinquencies in Loan Portfolio

Note 3 - Loans Receivable and allowance for loan losses (continued)

The following table provides information about delinquencies in our loan portfolio at March 31, 2015 and 2014.

	30-59	60-89	90 Days			Total
	Days	Days	Or More	Total		Gross
March 31, 2015	Past Due	Past Due	Past Due	Past Due	Current	Loans
	(In Thousands)
Real estate loans:
One- to four-family	$1,289	$239	$3,262	$4,790	$552,511	$557,301
Multi-family	—	—	581	581	34,829	35,410
Commercial	—	—	439	439	38,399	38,838
Construction	—	—	—	—	611	611
Consumer and other loans:
Second mortgage and equity lines of credit	13	—	60	73	9,604	9,677
Passbook or certificate and other loans	4	—	—	4	668	672
Total	$1,306	$239	$4,342	$5,887	$636,622	$642,509

	30-59	60-89	90 Days			Total
	Days	Days	Or More	Total		Gross
March 31, 2014	Past Due	Past Due	Past Due	Past Due	Current	Loans
	(In Thousands)
Real estate loans:
One- to four-family	$2,278	$914	$2,150	$5,342	$521,328	$526,670
Multi-family	—	—	—	—	21,565	21,565
Commercial	—	—	247	247	24,909	25,156
Construction	—	—	—	—	553	553
Consumer and other loans:
Second mortgage and equity lines of credit	24	—	37	61	10,855	10,916
Passbook or certificate and other loans	—	—	—	—	818	818
Total	$2,302	$914	$2,434	$5,650	$580,028	$585,678

Impaired Loans, None of Which had Related Allowance

Note 3 - Loans Receivable and allowance for loan losses (Continued)

Impaired loans, none of which had a related allowance at or for the years ended March 31, 2015, 2014 and 2013, were as follows:

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2015	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$885	$1,058	$746	$20
Multi-family	784	810	250	12
Commercial	439	439	351	16
Consumer and other loans:
Second mortgage	13	13	4	—
Total impaired loans	$2,121	$2,320	$1,351	$48

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2014	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One-to four-family	$387	$558	$376	$17
Multi-family	208	235	80	7
Commercial	247	247	249	12
Total impaired loans	$842	$1,040	$705	$36

		Unpaid	Average	Interest
At or For The Year Ended	Recorded	Principal	Recorded	Income
March 31, 2013	Investment	Balance	Investment	Recognized
	(In Thousands)
With no related allowance recorded:
Real estate loans:
One- to four-family	$528	$718	$593	$19
Commercial	251	251	253	12
Total impaired loans	$779	$969	$846	$31

Troubled Debt Restructurings by Class

Note 3 - Loans Receivable and allowance for loan losses (Continued)

The following table presents troubled debt restructurings by class during the periods indicated.

		Pre-restructuring	Post-restructuring
		Outstanding	Outstanding	Charge-off
	Number of	Recorded	Recorded	Recorded Upon
	Loans	Investment	Investment	Restructuring
		(Dollar In Thousands)
Year Ended March 31, 2015
One- to Four-Family Real Estate	2	$269	$274	$7
Second Mortgage Consumer Loan	1	13	13	—
Year Ended March 31, 2014
Multi-Family Real Estate	1	$237	$210	$27

Schedule of Loans to Directors, Officers and Associates of Such Persons

The Bank has granted loans to certain officers and directors of the Bank and to their associates. The activity with respect to these loans is as follows:

	Years Ended March 31,
	2015	2014
	(In Thousands)
Balance, beginning	$907	$1,140
Loans originated	40	—
No longer associated persons	—	(159)
Collection of principal	(76)	(74)
Balance, ending	$871	$907